SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events

NOTE 18. SUBSEQUENT EVENT

MESQUITE POWER PLANT

In January 2014, management approved a plan to market and sell the remaining 625-MW block of Sempra Natural Gas' Mesquite Power natural gas-fired power plant in Arizona. As a result, in January 2014, we ceased depreciation on the plant and classified the book value of $287 million as an asset held for sale.